Other intangible assets	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets
1
4
. Other intangible assets

The following is a summary of changes in the carrying value of intangible assets:

	Product related intangibles		Customer related intangibles (2)		Others		Total
Gross carrying value
Balance as of April 1, 2020	Rs.	87,330		-	Rs.	3,766	Rs.	91,096
Additions (1)		6,107		-		304		6,411
Assets acquired through business combinations (2)		14,888		-		-		14,888
Disposals/De-recognitions		(192)		-		-		(192)
Effect of changes in foreign exchange rates		(900)		-		-		(900)
Balance as of March 31, 2021	Rs.	107,233	Rs.	-	Rs.	4,070	Rs.	111,303

Balance as of April 1, 2021	Rs.	107,233	Rs.	-	Rs.	4,070	Rs.	111,303
Additions		816		-		379		1,195
Assets acquired through business combinations (2)		5		98		3		106
Disposals/De-recognitions (3)		(6,398)		-		(5)		(6,403)
Effect of changes in foreign exchange rates		1,254		-		1		1,255
Balance as of March 31, 2022	Rs.	102,910	Rs.	98	Rs.	4,448	Rs.	107,456
Amortization/impairment loss
Balance as of April 1, 2020	Rs.	61,531	Rs.	-	Rs.	1,906	Rs.	63,437
Amortization for the year		3,972		-		297		4,269
Impairment loss		8,542		-		-		8,542
Disposals/De-recognitions		(192)		-		-		(192)
Effect of changes in foreign exchange rates		(401)		-		-		(401)
Balance as of March 31, 2021	Rs.	73,452	Rs.	-	Rs.	2,203	Rs.	75,655

Balance as of April 1, 2021	Rs.	73,452	Rs.	-	Rs.	2,203	Rs.	75,655
Amortization for the year		3,415		-		257		3,672
Impairment loss		4,511		-		-		4,511
Disposals/De-recognitions (3)		(4,519)		-		(2)		(4,521)
Effect of changes in foreign exchange rates		892		-		1		893
Balance as of March 31, 2022	Rs.	77,751	Rs.	-	Rs.	2,459	Rs.	80,210

Net carrying value
As of April 1, 2020	Rs.	25,799	Rs.	-	Rs.	1,860	Rs.	27,659
As of March 31, 2021	Rs.	33,781	Rs.	-	Rs.	1,867	Rs.	35,648
As of March 31, 2022	Rs.	25,159	Rs.	98	Rs.	1,989	Rs.	27,246

(1)
During the year ended March 31, 2021 the Company entered into a definitive agreement with Glenmark Pharmaceuticals Limited to acquire marketing authorizations and other rights of select brands in four “Emerging Markets” countries. The acquired brands represent two products, (a) a mometasone mono product and (b) a combination of mometasone with azelastine, and are indicated for the treatment of seasonal and perennial allergic rhinitis. The total consideration paid was Rs.1,516. Following the principles of IAS 38, the Company recognized the acquired brands at their acquisition cost. The acquisition pertains to the Company’s Global Generics segment.

(2)	Refer to Note 6 of these consolidated financial statements for further details.

(3)	Disposals/de-recognitions for the year ended March 31, 2022 primarily include the following IPR&D assets:

•
Rs.4,498 upon its settlement with Hatchtech Pty Limited regarding their civil litigation and arbitration, relating to the acquisition of the product Xeglyze®. Refer to Note 3
2
(Contingencies) of these consolidated financial statements under “Civil Litigation and Arbitration with Hatchtech Pty Limited” for further details.

•	Rs. 1,879 upon sale of all rights relating to anti-cancer agent E7777 (denileukin diftitox) to Citius Pharmaceuticals, Inc. (“Citius”).

In-process research and development assets (“IPR&D”)

Tabulated below is the reconciliation of amounts relating to in-process research and development assets as at the beginning and at the end of the year:

	As of March 31,
	2022		2021
Opening balance	Rs.	6,113	Rs.	10,987
Add : Additions during the year (1)		153		3,557
Less : Disposals/De-recognitions (2)		(1,879)		-
Less: Impairments during the year		(4,435)		(8,099)
Effect of changes in exchange rates		186		(332)
Closing balance	Rs.	138	Rs.	6,113

(1)
Additions during the year ended March 31, 2021 include Rs.3,291, representing the expenditure for purchase of intellectual property rights relating to

Xeglyze®
forming part of the Company’s Proprietary Products segment.

(2)
During the year ended March 31, 2022, the Company entered into a definitive agreement with Citius Pharmaceuticals, Inc. (“Citius”) for the sale of all of its rights relating to its anti-cancer agent E7777 (denileukin diftitox) to Citius. The Company received Rs.2,951 (U.S.$40) as an upfront amount upon the closing of the transaction. Consequent to this definite agreement, the company de-recognised Rs. 1,879 representing the carrying cost of the said asset.  Refer to Note 23 for the amount of gain on sale of such intangible asset.

Interest capitalization

During the years ended March 31, 2022 and 2021, the Company capitalized interest cost of Rs.153 and Rs.266, respectively, with respect to certain qualifying assets. The rate for capitalization of interest cost for the years ended March 31, 2022 and 2021 ranged from 4.42% to 4.89% and from 3.95% to 4.74%
,
respectively.

Impairment losses recorded for the year ended March 31, 202
2

During the year ended March 31, 2022, there were significant changes to the market conditions for certain of the Company’s products forming part of Company's Proprietary Products and Global Generics segments. The changes include, decrease in the market potential of products, increased competition leading to lower volumes, and revenues not being in line with projections. Due to these adverse market developments, the Company recorded an impairment loss of the complete carrying value for:

- Rs.4,337 relating to PPC-06 (Tepilamide Fumarate Extended Release Tablets), an IPR&D asset forming part of the Company's Proprietary Products segment; and

- Rs.174 pertaining to other IPR&D and other intangible assets forming part of Company’s Global Generics Segment.

The Company used the discounted cash flow approach to calculate the value-in-use which considered assumptions such as revenue projections, rate of generic penetration, estimated price erosion, the useful life of the asset and the net cash flows have been discounted based on post tax discount rate.

Impairment losses recorded for the year ended March 31, 2021

Total impairment charges for the year ended March 31, 2021 were Rs.8,542 which were recorded in impairment of non-current assets in the consolidated income statement, of which Rs.3,180 was attributable to impairment of gNuvaring, Rs.3,291 was attributable to impairment of Xeglyze® and the balance of Rs.2,071 was attributable to other product related intangibles.
Impairment of gNuvaring

During the year ended March 31, 2021, there were significant changes to the generics market for Ethinyl estradiol/Ethenogestral vaginal ring (a generic equivalent to Nuvaring®), one of the 8 ANDAs acquired from Teva in June 2016. The changes include the launch by a competitor of a generic version of the product in January 2021. Due to these adverse market developments, the Company tested the carrying value of this product at the product cash generating unit (“CGU”) level, being the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount was determined by reference to the product’s value-in-use or fair value less costs to sell, whichever is higher. This resulted in the value-in-use being the recoverable value of the product. Accordingly, the Company recorded an impairment loss of Rs.3,180 for the year ended March 31, 2021. This impairment loss pertained to the Company’s Global Generics segment. With this impairment, the carrying value of the asset has been reduced to Rs.Nil.

Impairment of Xeglyze®

Consequent to the decline in the market potential of the product Xeglyze® forming part of the Company's Proprietary Products segment, the Company recorded an amount of Rs.3,291 as impairment loss for the year ended March 31, 2021.

Other intangible assets

With respect to the saxagliptin/metformin (generic version of Kombiglyze®-XR) and phentermine and topiramate (generic version of Qsymia®), two of the 8 ANDAs acquired from Teva in June 2016, there has been a significant decrease in the market potential of these products, primarily due to higher than expected value erosion. Accordingly, the Company assessed the recoverable amount by revisiting market volume, share and price assumptions for these two products and recorded an amount of Rs.1,587 as impairment loss for the year ended March 31, 2021. This impairment loss pertained to the Company’s Global Generics segment.

In view of the specific triggers occurring in the year with respect to some other product related intangible assets forming part of the Company's Global Generics segment, the Company determined that there was a decrease in the market potential of these products primarily due to higher than expected price erosion and increased competition leading to lower volumes. Consequently, the Company recorded an amount of Rs.484 as impairment loss for the year ended March 31, 2021.

The Company used the discounted cash flow approach to calculate the value-in-use which considered assumptions such as revenue projections, rate of generic penetration, estimated price erosion, the useful life of the asset and the net cash flows have been discounted based on post tax discount rate.

Impairment losses recorded for the year ended March 31, 2020

Total impairment charges for the year ended March 31, 2020 were Rs.16,757 which were recorded in impairment of non-current assets in the consolidated income statement, of which Rs.11,137 was attributable to impairment of gNuvaring and the balance of Rs.5,620 was attributable to other product related intangibles.

Impairment of gNuvaring

During the year ended March 31, 2020, there were significant changes to the generics market for Ethinyl estradiol / Ethenogestral vaginal ring (a generic equivalent to Nuvaring®), one of the 8 ANDAs acquired from Teva in June 2016. The changes include the launches by competitors of both generic and authorized generic versions of the product in December 2019. Due to these adverse market developments, as at December 31, 2019, the Company tested the carrying value of this product at the product cash generating unit (“CGU”) level, being the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The recoverable amount was determined by reference to the product’s value-in-use or fair value less costs to sell, whichever is higher. This resulted in the value-in-use being the recoverable value of the product. Accordingly, the Company recorded an impairment loss of Rs.11,137 for the year ended March 31, 2020. This impairment loss pertained to the Company’s Global Generics segment. The carrying value of the asset after the impairment was Rs.3,269.

The Company used the discounted cash flow approach to calculate the value in use, with the assistance of independent appraisers. The key assumptions considered in the calculation are as follows:

a.	Weighted average of probability adjusted revenue projections, which take into consideration different scenarios such as the base case, the upside case and the downside case;
b.	Rate of generic penetration and estimated price erosion throughout the period;
c.	Estimate of useful life over which the product is expected to generate cash flows; and
d.	the net cash flows have been discounted based on a post-tax discounting tax rate of 8%.
Other intangible assets

In June 2019, the Company launched tobramycin inhalation solution, USP, a therapeutic equivalent generic version of TOBI® (tobramycin) Inhalation Solution, and in July 2019 the Company launched ramelteon tablets, 8 mg, a therapeutically equivalent generic version of Rozerem® (ramelteon, 8 mg) Tablets. Subsequent to their respective launches, both products experienced adverse market conditions, such as increased competition and reduced selling prices by competitors. As a result, the performance of the products was significantly lower than the Company’s prior estimates. Furthermore, the Company decided to drop the launch of its planned imiquimod cream product. Accordingly, the Company assessed the recoverable amount of intangible assets associated with these three products, and recognized an impairment loss of Rs.4,385 for the year ended March 31, 2020. These impairment losses pertained to the Company’s Global Generics segment.

In view of the specific triggers occurring in the year with respect to some other product related intangible assets forming part of the Company's Global Generics and Proprietary Products segments, the Company determined that there was a decrease in the market potential of these products primarily due to higher than expected price erosion and increased competition leading to lower volumes. Consequently, the Company recorded an amount of Rs.1,235 as impairment loss for the year ended March 31, 2020.

Significant separately acquired intangible assets

Details of significant separately acquired intangible assets as of March 31, 2022 are as follows:

Particulars of the asset	Acquired from	Carrying cost
Select portfolio of branded generics business	Wockhardt Limited	Rs.13,440
Select portfolio of dermatology, respiratory and pediatric assets	UCB India Private Limited and affiliates	4,064
Various ANDAs	Teva and an affiliate of Allergan	3,327
Select Anti-Allergy brands	Glenmark Pharmaceuticals Limited	1,386
Habitrol® brand	Novartis Consumer Health Inc.	1,053